The main differences between these consolidated financial statements and those filed with the CVM, resulting from this event, are disclosed below. (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Other operating income (expenses), net	R$ 211,263	R$ 233,323	R$ 494,139
Income taxes	(552,102)	(172,763)	(195,395)
Net income from continuing operations	517,314	1,524,997	1,078,333
Other current liabilities	914,933	814,638
Deferred income taxes	23,710	26,527
Total assets and total liabilities and equity	R$ 55,903,387	49,664,906
Asfiledwiththe C V M [Member]
IfrsStatementLineItems [Line Items]
Other operating income (expenses), net		(254,178)	428,820
Income taxes		242,271	125,887
Net income from continuing operations		1,390,069	1,213,261
Other current liabilities		814,638	512,591
Deferred income taxes		2,109,064	1,845,862
Accumulated losses		(2,594,028)	(3,996,985)
Total assets and total liabilities and equity		49,664,906	41,700,631
Adjustment For Class Action Settlement [Member]
IfrsStatementLineItems [Line Items]
Other operating income (expenses), net		204,436	(204,436)
Income taxes		(69,508)	69,508
Net income from continuing operations		134,928	(134,928)
Other current liabilities			204,436
Deferred income taxes			69,508
Accumulated losses			(134,928)
Total assets and total liabilities and equity			69,508
As Filed With The S E C [Member]
IfrsStatementLineItems [Line Items]
Other operating income (expenses), net		(49,742)	224,384
Income taxes		172,763	195,395
Net income from continuing operations		1,524,997	1,078,333
Other current liabilities		814,638	717,027
Deferred income taxes		2,109,064	1,915,370
Accumulated losses		(2,594,028)	(4,131,913)
Total assets and total liabilities and equity		R$ 49,664,906	R$ 41,770,139